Supplement to the
Fidelity Advisor® Multi-Asset Income Fund
March 1, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity Advisor® Multi-Asset Income Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
MAI-PSTK-1225-100 1.9921954.100	December 12, 2025
Supplement to the
Fidelity Advisor® Multi-Asset Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity Advisor® Multi-Asset Income Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
AMAI-PSTK-1225-112 1.9881423.112	December 12, 2025